Fair Value Measurements (Details) - Schedule of fair value measured on recurring basis - USD ($)	3 Months Ended	10 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Level 1 [Member]
Assets:
Marketable securities held in Trust Account	$ 350,280,000	$ 350,218,694
Level 1 [Member] | Public Warrants [Member]
Liabilities:
Warrant Liability	20,300,000	44,800,000
Level 3 [Member] | Private Placement Warrants [Member]
Liabilities:
Warrant Liability	$ 9,588,618	$ 21,326,490